UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 30,034	$ 59,534	$ 115,113	$ 110,614
Other comprehensive income:
Unrealized net (loss)/gain on qualifying cash flow hedging instruments	(1)	2,021	102	2,747
Amount reclassified from accumulated other comprehensive income to statements of operations	0	0	4,985	409
Other comprehensive (loss)/income	(1)	2,021	5,087	3,156
Comprehensive income	30,033	61,555	120,200	113,770
Comprehensive income attributable to:
Partners’ capital in Golar LNG Partners LP	26,542	58,017	109,012	103,884
Non-controlling interest	$ 3,491	$ 3,538	$ 11,188	$ 9,886